                            MID-CAP GROWTH PORTFOLIO
                                NEUBERGER BERMAN
                           ADVISERS MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999

                                                                    NMATR8100699

PORTFOLIO MANAGERS' COMMENTARY
Neuberger Berman Advisers Management Trust                         June 30, 1999
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio
   JENNIFER SILVER & BROOKE COBB, PORTFOLIO CO-MANAGERS
   The portfolio produced a 5.13% return* during the first six months of 1999, while its benchmark, the S&P MidCap 400/BARRA Growth Index, provided an 8.19% return. The portfolio co-managers, Jennifer Silver and Brooke Cobb, attribute the portfolio's performance to their stock selection strategy, particularly in their choice of consumer cyclicals and technology stocks.
   While  most  mid-cap  stocks  lagged  the  performance  of  their  larger-cap counterparts during the early part of the year, some mid-cap companies, principally those in Internet-related businesses, provided attractive returns. While Silver and Cobb increased their holdings of Internet-related stocks (5.4% of assets as of June 30, 1999) during the first quarter, they have insisted that these investments conform to their stringent investment criteria. This approach led the managers not just to traditional Internet stocks, but also to related businesses such as credit card companies expected to benefit from increased use of on-line payment, as well as retailers that sell goods through their web sites. This strategy quickly produced solid results: financial services firm Donaldson, Lufkin & Jenrette (1.5%) was one of the portfolio's best performing stocks during the first quarter, primarily because of the growth of its Internet-based brokerage service.
   During the second quarter, however, market leadership began to change dramatically. Because domestic and overseas economies were stronger than many analysts had anticipated, interest rates began to rise amid concerns that inflationary pressures might reappear. As a result, the stocks of many consumer-related companies, such as retailers, experienced heightened volatility as investors became increasingly concerned that consumer spending might slow. Silver and Cobb attempted to take advantage of this volatility by increasing existing holdings and establishing new positions on perceived price weakness.
   When Internet stocks began to give back some of their previous gains in this new market environment, Silver and Cobb sold some of their larger positions, including Yahoo and Amazon.com, that had previously provided strong returns. The portfolio managers redeployed those assets to "enabling technology" companies that they expect to do well under current economic and market conditions, such as Internet advertising company Double Click (0.4%), data collection and storage provider Inktomi (0.4%), and software developer Siebel Systems (1.7%).
   During the second quarter, the portfolio benefited from the good performance of some of its individual holdings in a variety of sectors. Citrix Systems (2.8%), a company that makes client and application server software to enable the efficient enterprise-wide deployment of Windows-based business applications, reported better-than-expected earnings. Waste management company, Republic Services (2.1%), saw its stock price rise in response to strong fundamentals in a consolidating industry. And, biotechnology company Immunex (1.5%), benefited from strong sales of its arthritis drug and progress toward FDA approval of additional drugs in its pipeline.
   Looking forward, Silver and Cobb remain optimistic. In their view, the shift in market leadership from large-cap to smaller stocks may persist, especially if interest rates remain at or near current levels. Silver and Cobb report that they have continued to seek fundamentally strong companies in the mid-cap market that have good earnings and are selling at attractive valuations. While mid-cap growth companies tend to experience volatile short-term price fluctuations, they believe that, over the longer term, higher valuations for many mid-cap companies are possible if investor sentiment becomes more positive in the event that current interest-rate fears subside.

*16.15%  and 38.37%  were the  average annual total  returns for  the 1-year and since inception periods ended June 30, 1999. Neuberger Berman Management Inc. has agreed to absorb certain expenses of the Portfolio. Without this arrangement, which is subject to change, the total returns of the Portfolio would be less. Total return includes reinvestment of dividends and capital gains distributions. Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The performance information does not reflect separate account and insurance company fees and expenses.

 The S&P MidCap 400/BARRA Growth Index is a benchmark for mid-cap growth stock performance. It is constructed of companies in the S&P MidCap 400 Index, which is a market value weighted index for mid-cap stock price movement, with higher price-to-book ratios than the companies in its value index counter.

 Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

 The composition, industries and holdings of the Portfolio are subject to change.

 Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio

                                                       June 30,
                                                         1999
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $  51,658,908
      Receivable for Trust shares sold                    259,463
      Deferred organization costs (Note A)                  7,286
                                                    --------------
                                                       51,925,657
                                                    --------------
LIABILITIES
      Accrued expenses                                     21,127
      Payable for Trust shares redeemed                     7,540
      Payable to administrator -- net (Note B)              6,070
                                                    --------------
                                                           34,737
                                                    --------------
NET ASSETS at value                                 $  51,890,920
                                                    --------------

NET ASSETS consist of:
      Par value                                     $       3,126
      Paid-in capital in excess of par value           44,700,369
      Accumulated undistributed net investment
       loss                                               (78,614)
      Accumulated net realized losses on
       investment                                      (1,789,609)
      Net unrealized appreciation in value of
       investment                                       9,055,648
                                                    --------------
NET ASSETS at value                                 $  51,890,920
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                      3,126,056
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $16.60
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1999
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $   118,037
                                                    ------------
    Expenses:
      Administration fee (Note B)                        58,791
      Shareholder reports                                12,608
      Custodian fees                                      4,959
      Legal fees                                          1,083
      Amortization of deferred organization and
       initial offering expenses (Note A)                 1,081
      Trustees' fees and expenses                         1,051
      Auditing fees                                         406
      Miscellaneous                                         761
      Expenses from Series (Notes A & B)                148,369
                                                    ------------
        Total expenses                                  229,109
      Expenses reimbursed by administrator and
       reduced by custodian fee expense offset
       arrangement (Note B)                             (32,458)
                                                    ------------
        Total net expenses                              196,651
                                                    ------------
        Net investment loss                             (78,614)
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM SERIES (NOTE A)
    Net realized loss on investment securities       (1,543,144)
    Change in net unrealized appreciation of
     investment securities                            4,361,169
                                                    ------------
        Net gain on investments from Series (Note
        A)                                            2,818,025
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $ 2,739,411
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1999        December 31,
                                           (UNAUDITED)        1998
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment loss                   $    (78,614)   $    (26,545)
    Net realized gain (loss) on
     investments from Series (Note A)       (1,543,144)        721,332
    Change in net unrealized
     appreciation of investments from
     Series (Note A)                         4,361,169       4,622,074
                                          -----------------------------
    Net increase in net assets resulting
     from operations                         2,739,411       5,316,861
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                           --            (669)
    Net realized gain on investments          (937,896)        (21,761)
                                          -----------------------------
    Total distributions to shareholders       (937,896)        (22,430)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold               27,675,053      27,037,611
    Proceeds from reinvestment of
     dividends and distributions               937,896          22,430
    Payments for shares redeemed            (9,547,878)     (3,029,285)
                                          -----------------------------
    Net increase from Trust share
     transactions                           19,065,071      24,030,756
                                          -----------------------------
NET INCREASE IN NET ASSETS                  20,866,586      29,325,187
NET ASSETS:
    Beginning of period                     31,024,334       1,699,147
                                          -----------------------------
    End of period                         $ 51,890,920    $ 31,024,334
                                          -----------------------------
    Accumulated undistributed net
     investment loss at end of period     $    (78,614)   $         --
                                          -----------------------------

NUMBER OF TRUST SHARES:
    Sold                                     1,758,492       1,992,565
    Issued on reinvestment of dividends
     and distributions                          63,759           1,799
    Redeemed                                  (608,439)       (227,045)
                                          -----------------------------
    Net increase in shares outstanding       1,213,812       1,767,319
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Mid-Cap Growth Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Mid-Cap Growth Investments (the "Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued as indicated in the notes following the Series' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio

5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five-year period. At June 30, 1999, the unamortized balance of such expenses amounted to $7,286.
6) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses plus its pro rata share of its Series' operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ( "Operating Expenses") which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets (the "Expense Limitation"). This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the six months ended June 30, 1999, such excess expenses amounted to $32,005. The Fund has agreed to repay Management through December 31, 1999, for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between the Series and Morgan Stanley & Co. Incorporated ("Morgan"), Morgan has agreed to reimburse the Series for transaction costs incurred on security lending transactions charged by the custodian through May 31, 1999. The impact of these arrangements, respectively, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $101 and $352.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended June 30, 1999, additions and reductions in the Fund's investment in its Series amounted to $25,876,845 and $8,098,435, respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(2)

                                                                        Period
                                                                         from
                                                                       November
                                              Six                         3,
                                             Months        Year        1997(3)
                                             Ended         Ended          to
                                            June 30,     December      December
                                              1999          31,          31,
                                            (UNAUDITED)    1998          1997
                                            -----------------------------------
Net Asset Value, Beginning of Period         $16.22        $11.72       $10.00
                                            -----------------------------------
Income From Investment Operations
    Net Investment Income (Loss)               (.03)         (.03)         .01
    Net Gains or Losses on Securities
     (both realized and unrealized)             .81          4.61         1.71
                                            -----------------------------------
      Total From Investment Operations          .78          4.58         1.72
                                            -----------------------------------
Less Distributions
    Dividends (from net investment
     income)                                     --          (.01)          --
    Distributions (from net capital
     gains)                                    (.40)         (.07)          --
                                            -----------------------------------
      Total Distributions                      (.40)         (.08)          --
                                            -----------------------------------
Net Asset Value, End of Period               $16.60        $16.22       $11.72
                                            -----------------------------------
Total Return(4)                               +5.13%(5)    +39.28%      +17.20%(5)
                                            -----------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                               $ 51.9        $ 31.0       $  1.7
                                            -----------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(6)                             1.01%(7)      1.00%        1.05%(7)
                                            -----------------------------------
    Ratio of Net Expenses to Average Net
     Assets(8)                                 1.00%(7)      1.00%        1.00%(7)
                                            -----------------------------------
    Ratio of Net Investment Income
     (Loss) to Average Net Assets              (.40%)(7)     (.20%)        .83%(7)
                                            -----------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
2) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
3) The date investment operations commenced.
4) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.
5) Not annualized.
6) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
7) Annualized.
8) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                 Six Months                           Period from
                                                    Ended         Year Ended        November 3, 1997
                                                  June 30,       December 31,       to December 31,
                                                    1999             1998                 1997
-----------------------------------------------------------------------------------------------------
Net Expenses                                          1.17%             1.43%                 17.73%

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments

 Number                                      Market
of Shares                                   Value(1)
---------                                  -----------
           COMMON STOCKS (91.0%)
BUSINESS SERVICES (5.6%)
   18,500  Avis Rent A Car                 $   538,812
    9,550  International Network Services      385,581
   44,600  Republic Services                 1,103,850
   13,700  USWeb Corp.                         303,969
   16,000  Valassis Communications             586,000
                                           -----------
                                             2,918,212
                                           -----------
CAPITAL GOODS (1.6%)
    1,700  E-Tek Dynamics                       80,856
   17,500  Mettler-Toledo International        434,219
    6,500  Waters Corp.                        345,313
                                           -----------
                                               860,388
                                           -----------
COMMUNICATIONS (10.7%)
    5,200  Adelphia Communications             330,850
   12,200  Frontier Corp.                      719,800
   19,900  Intermedia Communications           597,000
    7,000  Metromedia Fiber Network            251,562
   10,100  NTL Inc.                            870,494
   23,000  RSL Communications                  444,187
   13,500  Tellabs, Inc.                       912,094
    5,000  Uniphase Corp.                      830,000
   11,600  WinStar Communications              565,500
                                           -----------
                                             5,521,487
                                           -----------
CONSUMER CYCLICALS (8.2%)
   18,900  Capstar Broadcasting                517,387
   29,900  Cendant Corp.                       612,950
   14,200  Chancellor Media                    782,775
   12,900  Fortune Brands                      533,738
   13,500  Jones Intercable Class A            661,500

 Number                                      Market
of Shares                                   Value(1)
---------                                  -----------
   11,600  SFX Entertainment               $   742,400
   12,300  Starwood Hotels & Resorts
           Worldwide                           375,919
                                           -----------
                                             4,226,669
                                           -----------
CONSUMER STAPLES (1.0%)
   10,900  Estee Lauder                        546,363
                                           -----------
ELECTRICAL EQUIPMENT (6.5%)
   20,300  Altera Corp.                        747,294
    1,000  Broadcom Corp.                      144,562
    5,300  Conexant Systems                    307,731
   16,100  Maxim Integrated Products         1,070,650
   12,000  PMC-Sierra                          707,250
    5,600  Vitesse Semiconductor               377,650
                                           -----------
                                             3,355,137
                                           -----------
ENERGY (3.7%)
   18,000  Coastal Corp.                       720,000
   27,000  Enron Oil & Gas                     546,750
   40,200  Union Pacific Resources Group       655,762
                                           -----------
                                             1,922,512
                                           -----------
FINANCIAL SERVICES (10.0%)
   14,900  Capital One Financial               829,744
   18,600  CheckFree Holdings                  512,662
   12,500  Donaldson, Lufkin & Jenrette        753,125
   18,200  E*TRADE Group                       726,862
    9,500  FINOVA Group                        499,938
    9,600  Kansas City Southern
           Industries                          612,600
    7,000  Lehman Brothers Holdings            435,750
    6,600  Nationwide Financial Services       298,650
    5,100  Providian Financial                 476,850
                                           -----------
                                             5,146,181
                                           -----------

Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

          AMT Mid-Cap Growth Investments

 Number                                      Market
of Shares                                   Value(1)
---------                                  -----------
HARDWARE (5.0%)
   25,400  Adaptec, Inc.                   $   896,937
    8,500  Network Appliance                   474,938
   15,700  Sanmina Corp.                     1,191,238
                                           -----------
                                             2,563,113
                                           -----------
HEALTH CARE (9.9%)
   15,800  Biogen, Inc.                      1,016,137
   10,600  C. R. Bard                          506,813
    8,200  Cardinal Health                     525,825
   24,800  Elan Corp. ADR                      688,200
    6,100  Immunex Corp.                       777,369
    5,200  MiniMed Inc.                        400,075
    6,600  Sepracor Inc.                       536,250
    7,800  The Laser Center                    374,400
    3,600  Wellpoint Health Networks           305,550
                                           -----------
                                             5,130,619
                                           -----------
INTERNET (5.4%)
    5,200  BroadVision, Inc.                   383,500
    2,500  DoubleClick Inc.                    229,375
    2,800  Exodus Communications               335,825
    1,700  Inktomi Corp.                       221,956
    9,100  Intuit Inc.                         820,137
    3,500  Lycos, Inc.                         321,563
    4,400  PSINet Inc.                         192,500
    4,500  Safeguard Scientifics               279,000
                                           -----------
                                             2,783,856
                                           -----------
RETAIL (13.7%)
   14,000  Abercrombie & Fitch                 672,000
   11,600  Ann Taylor Stores                   522,000
   18,500  Best Buy                          1,248,750
   17,400  Brinker International               473,063
    4,100  Circuit City Stores                 381,300
   24,100  Food Lion Class B                   278,656
   15,700  Furniture Brands International      437,638
 Number                                      Market
of Shares                                   Value(1)
---------                                  -----------
   14,400  Linens 'n Things                $   630,000
   10,950  Office Depot                        241,584
   27,700  Staples, Inc.                       856,969
   39,700  TJX Cos.                          1,322,506
                                           -----------
                                             7,064,466
                                           -----------
SOFTWARE (8.2%)
   26,000  Citrix Systems                    1,469,000
    5,600  Gemstar International Group         365,400
   30,800  Novell, Inc.                        816,200
   13,600  Siebel Systems                      902,700
    7,100  VERITAS Software                    674,056
                                           -----------
                                             4,227,356
                                           -----------
UTILITIES (1.5%)
   10,800  Montana Power                       761,400
                                           -----------
           TOTAL COMMON STOCKS
           (COST $37,972,111)               47,027,759
                                           -----------
Principal
 Amount
---------
           U.S. TREASURY SECURITIES
           (2.9%)
$1,500,000 U.S. Treasury Bills, 4.32%,
           due 8/19/99  (COST $1,491,190)    1,491,190(2)
                                           -----------
           U.S. GOVERNMENT AGENCY
           SECURITIES (2.9%)
1,500,000  Fannie Mae, Discount Notes,
           4.96%, due 7/6/99  (COST
           $1,498,967)                       1,498,967(2)
                                           -----------
           REPURCHASE AGREEMENTS (2.6%)
1,320,000  State Street Bank and Trust
           Co. Repurchase Agreement,
           4.70%, due 7/1/99, dated
           6/30/99, Maturity Value
           $1,320,172, Collateralized by
           $1,080,000
           U.S. Treasury Bonds, 8.75%,
           due 5/15/17 (Collateral Value
           $1,360,968) (COST $1,320,000)     1,320,000(2)
                                           -----------

Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

          AMT Mid-Cap Growth Investments

Principal                                    Market
 Amount                                     Value(1)
---------                                  -----------
           SHORT-TERM INVESTMENTS (12.1%)
$ 750,000  Gannett Co., Inc., 5.10%, due
           7/6/99                          $   749,469
5,501,255  N&B Securities Lending Quality
           Fund, LLC                         5,501,255
                                           -----------
           TOTAL SHORT-TERM INVESTMENTS
           (COST $6,250,724)                 6,250,724(2)
                                           -----------
           TOTAL INVESTMENTS (111.5%)
           (COST $48,532,992)               57,588,640(3)
           Liabilities, less cash,
           receivables and other assets
           [(11.5%)]                        (5,929,731)
                                           -----------
           TOTAL NET ASSETS (100.0%)       $51,658,909
                                           -----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments
1) Investment securities of the Series are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Series values all other securities by a method the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) At cost, which approximates market value.
3) At June 30, 1999, the cost of investments for U.S. Federal income tax purposes was $48,582,620. Gross unrealized appreciation of investments was $9,838,918 and gross unrealized depreciation of investments was $832,898, resulting in net unrealized appreciation of $9,006,020, based on cost for U.S. Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments

                                                       June 30,
                                                         1999
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $  57,588,640
      Cash                                                  8,105
      Receivable for securities sold                      809,437
      Dividends and interest receivable                   144,364
      Deferred organization costs (Note A)                  9,452
      Prepaid expenses and other assets                       735
                                                    --------------
                                                       58,560,733
                                                    --------------
LIABILITIES
      Payable for collateral on securities loaned
       (Note A)                                         5,501,255
      Payable for securities purchased                  1,231,235
      Accrued expenses and other payables                 148,116
      Payable to investment manager (Note B)               21,218
                                                    --------------
                                                        6,901,824
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $  51,658,909
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $  42,603,261
      Net unrealized appreciation in value of
       investment securities                            9,055,648
                                                    --------------
NET ASSETS                                          $  51,658,909
                                                    --------------
*Cost of investments                                $  48,532,992
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1999
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Income:
      Dividend income                               $    26,390
      Interest income                                    91,647
                                                    ------------
        Total income                                    118,037
                                                    ------------
    Expenses:
      Investment management fee (Note B)                107,824
      Custodian fees (Note B)                            30,172
      Accounting fees                                     4,959
      Amortization of deferred organization and
       initial offering expenses (Note A)                 1,401
      Auditing fees                                       1,246
      Trustees' fees and expenses                         1,037
      Legal fees                                            553
      Insurance expense                                      78
      Miscellaneous                                       1,099
                                                    ------------
        Total expenses                                  148,369
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                         (453)
                                                    ------------
        Total net expenses                              147,916
                                                    ------------
        Net investment loss                             (29,879)
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investment securities
     sold                                            (1,543,144)
    Change in net unrealized appreciation of
     investment securities                            4,361,169
                                                    ------------
        Net gain on investments                       2,818,025
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $ 2,788,146
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1999        December 31,
                                           (UNAUDITED)        1998
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment loss                   $    (29,879)   $    (14,099)
    Net realized gain (loss) on
     investments                            (1,543,144)        721,332
    Change in net unrealized
     appreciation of investments             4,361,169       4,622,074
                                          -----------------------------
    Net increase in net assets resulting
     from operations                         2,788,146       5,329,307
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                               25,876,845      26,626,899
    Reductions                              (8,098,435)     (2,437,536)
                                          -----------------------------
    Net increase in net assets resulting
     from transactions in investors'
     beneficial interests                   17,778,410      24,189,363
                                          -----------------------------
NET INCREASE IN NET ASSETS                  20,566,556      29,518,670
NET ASSETS:
    Beginning of period                     31,092,353       1,573,683
                                          -----------------------------
    End of period                         $ 51,658,909    $ 31,092,353
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Mid-Cap Growth Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized on a straight-line basis over a five-year period. At June 30, 1999, the unamortized balance of such expenses amounted to $9,452.
6) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
7) SECURITY LENDING: Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of Managers Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Series makes security loans. The Series will not lend securities on which covered call options have been written, or lend securities on terms which would prevent investors from qualifying as a regulated investment company. The Series entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). The Series receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Series invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by Managers Trust's investment manager. Income earned on the investment vehicle is paid to Morgan monthly. The Series receives a fee, payable monthly, negotiated by the Series and Morgan, based on the number and duration of the lending transactions. At June 30, 1999, the value of the securities loaned and the value of the collateral were $5,393,388 and $5,501,255, respectively.
8) REPURCHASE AGREEMENTS: The Series may enter into repurchase agreements with institutions that the Series' investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Series

Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments
   requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Series to obtain those securities in the event of a default under the repurchase agreement. The Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Series under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger Berman Management Inc. ("Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of 0.55% of the first $250 million of the Series' average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between the Series and Morgan, Morgan has agreed to reimburse the Series for transaction costs incurred on security lending transactions charged by the custodian through May 31, 1999. The impact of these arrangements, respectively, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $101 and $352.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended June 30, 1999, there were purchase and sale transactions (excluding short-term securities) of $40,504,090 and $24,775,591, respectively.
   During the six months ended June 30, 1999, brokerage commissions on securities transactions amounted to $50,891, of which Neuberger received $26,004, and other brokers received $24,887.

NOTE D -- COMBINED LINE OF CREDIT:
   At June 30, 1999, the Series was a holder of a committed, unsecured $100,000,000 combined line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.75% per annum. A facility fee of 0.07% per annum of the available line of credit is charged, of which the Series has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that the Series will have access to the entire $100,000,000 at any particular time. The Series had no loans outstanding pursuant to this line of credit at June 30, 1999, nor had the Series utilized this line of credit at anytime prior to that date.

NOTE E -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Series without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments

                                                                        Period
                                                                         from
                                                                       November
                                              Six                         3,
                                             Months        Year        1997(1)
                                             Ended         Ended          to
                                            June 30,     December      December
                                              1999          31,          31,
                                            (UNAUDITED)    1998          1997
                                            -----------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                           .76%(3)       .91%        5.97%(3)
                                            -----------------------------------
    Net Expenses                                .75%(3)       .91%        5.92%(3)
                                            -----------------------------------
    Net Investment Loss                        (.15%)(3)     (.10%)      (4.08%)(3)
                                            -----------------------------------
Portfolio Turnover Rate                          68%          106%          20%
                                            -----------------------------------
Net Assets, End of Period (in millions)       $51.7         $31.1         $1.6
                                            -----------------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.